Victory Portfolios

3435 Stelzer Road

Columbus, Ohio 43219

January 7, 2016

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Victory Portfolios
File Nos. 33-8982; 811-4852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that: (i) the form of prospectus of the Victory Strategic Allocation Fund, a series of the Registrant, and the form of statement of additional information for the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 134 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on December 29, 2015 accession number 0001104659-15-087087.

If you have any questions or comments regarding this filing, please call me at 216-898-2411 or Jay G. Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

Victory Portfolios

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President